Business combination - Narrative (Details) $ / shares in Units, $ in Thousands					12 Months Ended
	Nov. 11, 2021 USD ($)	Aug. 30, 2021 USD ($) $ / shares shares	Feb. 28, 2020 USD ($)	Feb. 27, 2020 USD ($) installment	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 ₪ / shares	Dec. 31, 2021 ₪ / shares
Business Acquisition [Line Items]
Number of installments | installment				3
Goodwill					$ 26,829	$ 26,829
Amortization expense					2,826	1,971	$ 1,289
Payment of dividend					0	100,000	10,000
Common stock par value per share (in USD per share) | (per share)		$ 10						₪ 0.00001	₪ 0.00001
PIPE Investor, Share Purchase Agreement
Business Acquisition [Line Items]
Sale of stock, price per share (in USD per share) | $ / shares		$ 10.00
Number of shares issued in transaction (in shares) | shares		30,000,000
Sale of stock, consideration received		$ 300,000
Conversion of stock, shares converted (in shares) | shares		30,000,000
Initial dividend paid
Business Acquisition [Line Items]
Payment of dividend		$ 21,300
Additional dividend paid
Business Acquisition [Line Items]
Payment of dividend		$ 78,700
BlackBag Technologies Inc. (“BlackBag”)
Business Acquisition [Line Items]
Percentage of voting interests acquired			100.00%	100.00%
Consideration transferred, including contingent consideration				$ 33,362
Cash consideration transferred				15,362
Consideration to be paid in installments				18,000
Consideration transferred, installment payments				6,000
Contingent consideration liability				$ 13,000
Contingent consideration, performance period				2 years
Acquisition related costs							$ 1,848
Goodwill				$ 9,463
Amortization expense					1,546	1,289
Total consideration transferred			$ 33,362
BlackBag Technologies Inc. (“BlackBag”) | Trade name
Business Acquisition [Line Items]
Fair Value				$ 4,000
Useful Life				4 years
BlackBag Technologies Inc. (“BlackBag”) | Core technology
Business Acquisition [Line Items]
Fair Value				$ 3,900
Useful Life				7 years
TWC Tech Holdings II Corp. (“TWC") | TWC Securityholders
Business Acquisition [Line Items]
Recapitalization exchange ratio (in shares) | shares		1
Digital Clues LTD
Business Acquisition [Line Items]
Acquisition related costs					267
Fair Value	$ 3,524
Goodwill	17,366
Amortization expense					$ 496	$ 67
Total consideration transferred	20,000
Digital Clues LTD | Core technology
Business Acquisition [Line Items]
Fair Value	$ 3,347
Useful Life	7 years